Tangible Assets And Assets Under Construction	12 Months Ended
Dec. 31, 2020
Tangible assets and assets under construction [Abstract]
Tangible assets and assets under construction

NOTE 10: TANGIBLE ASSETS AND ASSETS UNDER CONSTRUCTION

Tangible assets

Tangible assets consist of the following:

Tanker vessels, barges and pushboats	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2018	467,405	(159,178)	308,227
Additions	3,581	(18,642)	(15,061)
Transfers from oil storage plant and port facilities for liquid cargoes	629	-	629
Transfers from deposits for vessels, port terminal and other fixed assets, net	49,421	-	49,421
Balance December 31, 2018	521,036	(177,820)	343,216
Additions	2,403	(18,985)	(16,582)
Impairment loss	-	(2,569)	(2,569)
Write-down	(2,064)	866	(1,198)
Balance December 31, 2019	521,375	(198,508)	322,867
Additions	1,931	(18,475)	(16,544)
Write-down	(308)	-	(308)
Balance December 31, 2020	522,998	(216,983)	306,015

Deferred dry dock and special survey costs	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2018	44,097	(27,685)	16,412
Additions	1,950	(7,204)	(5,254)
Balance December 31, 2018	46,047	(34,889)	11,158
Additions	5,138	(5,166)	(28)
Balance December 31, 2019	51,185	(40,055)	11,130
Additions	4,296	(3,959)	337
Balance December 31, 2020	55,481	(44,014)	11,467

Dry port terminals	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2018	221,823	(20,648)	201,175
Additions	2,529	(6,807)	(4,278)
Disposals	(156)	137	(19)
Transfers to other long term-assets	(26)	-	(26)
Balance December 31, 2018	224,170	(27,318)	196,852
Additions	602	(6,866)	(6,264)
Balance December 31, 2019	224,772	(34,184)	190,588
Additions	870	(6,915)	(6,045)
Write-down	(88)	76	(12)
Balance December 31, 2020	225,554	(41,023)	184,531

Oil storage plant and port facilities for liquid cargoes	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2018	29,819	(11,979)	17,840
Additions	-	(478)	(478)
Transfers to tanker vessels, barges and pushboats	(629)	-	(629)
Balance December 31, 2018	29,190	(12,457)	16,733
Additions	-	(320)	(320)
Balance December 31, 2019	29,190	(12,777)	16,413
Additions	-	(301)	(301)
Balance December 31, 2020	29,190	(13,078)	16,112

Other fixed assets	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2018	5,722	(3,751)	1,971
Additions	1,708	(772)	936
Write-off	(34)	-	(34)
Balance December 31, 2018	7,396	(4,523)	2,873
Additions	434	(437)	(3)
Balance December 31, 2019	7,830	(4,960)	2,870
Additions	488	(672)	(184)
Balance December 31, 2020	8,318	(5,632)	2,686

Total	Cost	Accumulated Depreciation	Net Book Value
Balance January 1, 2018	768,866	(223,241)	545,625
Additions	9,768	(33,903)	(24,135)
Disposals	(156)	137	(19)
Transfers from deposits for vessels, port terminals and other fixed assets	49,421	-	49,421
Transfers to other long term-assets	(26)	-	(26)
Write-off	(34)	-	(34)
Balance December 31, 2018	827,839	(257,007)	570,832
Additions	8,577	(31,774)	(23,197)
Write-down	(2,064)	866	(1,198)
Impairment loss	-	(2,569)	(2,569)
Balance December 31, 2019	834,352	(290,484)	543,868
Additions	7,585	(30,322)	(22,737)
Write-down	(396)	76	(320)
Balance December 31, 2020	841,541	(320,730)	520,811

Certain assets of the Company have been pledged as collateral for loan facilities. As of December 31, 2020, 2019 and 2018, the net book value of such assets was $101,145, $88,573, $121,841, respectively.

As of December 31, 2020, no impairment loss was recognized. As of December 31, 2019, after considering the changes in the way the tanker vessel Malva H is expected to be used in the near future, the Company performed an impairment assessment in accordance with its accounting policy (Note 2). The estimated recoverable amount (value in use) was lower than the respective carrying amount of such vessel and, consequently, an aggregate impairment loss of $2,569 was recognized in its consolidated statements of income for the year ended December 31, 2019, as illustrated below:

	As of and for the year ended December 31, 2019
Vessel	Initial carrying amount	Impairment loss	Net book value (recoverable amount)
Malva H	12,187	(2,569)	9,618

Since 2018, Navios Logistics acquired approximately 6.6 hectares of undeveloped land located in the Port Murtinho region of Brazil, and is in the process of acquiring 2.3 additional hectares. Navios Logistics plans to develop this land for its port operations, for a total cost of $1,456.

Assets under construction

On November 21, 2019, Navios Logistics entered into a shipbuilding contract, for the construction of six liquid barges for a total consideration of $17,760. Pursuant to this agreement, the Company has secured the availability of credit for up to 75% of the purchase price, and up to a five year repayment period starting from the delivery of each vessel. Five barges were delivered in the fourth quarter of 2020 and the remaining barge was delivered in the first quarter of 2021. As of December 31, 2020, the total amount included in “Assets under construction” was $16,696 for the construction of these barges. Capitalized interest included in deposits for vessels, port terminals and other fixed assets for the construction of these barges amounted to $611 as of December 31, 2020.

As of December 31, 2020, Navios Logistics had paid $631 for capitalized expenses for the development of its port operations in Port Murtinho region, Brazil.

As of December 31, 2020, Navios Logistics had paid $1,285 for the construction of two new tanks in its liquid port terminal.

As of December 31, 2020, Navios Logistics had paid $1,551 for the acquisition of three pushboats and 18 liquid barges.

As of December 31, 2020, Navios Logistics had paid $723 for the construction of a crane in its grain port terminal.